DEFINED CONTRIBUTION PENSION - Pension cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DEFINED CONTRIBUTION PENSION
Total pension cost	$ 160	$ 140
Research and development
DEFINED CONTRIBUTION PENSION
Total pension cost	108	98
Selling, general and administrative
DEFINED CONTRIBUTION PENSION
Total pension cost	$ 52	$ 42